Equity - Share Capital - General Information (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Equity
Share capital	€ 119,603,705	€ 119,603,705
Class A, Ordinary shares
Equity
Number of shares issued (in shares)	426,129,798	426,129,798
Par value (in Euros per share)	€ 0.25	€ 0.25
Class B, Preference shares
Equity
Number of shares issued (in shares)	261,425,110	261,425,110
Par value (in Euros per share)	€ 0.05	€ 0.05